UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

Alpha Architect ETF Trust

213 Foxcroft Road

Broomall, PA 19008

215-882-9983

Date of fiscal year end: September 30, 2020

Date of reporting period: September 30, 2020

Item 1. Reports to Stockholders.

Alpha Architect ETF Trust

Freedom 100 Emerging Markets ETF

Annual Report

September 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

ALPHA ARCHITECT ETF TRUST

Empower Investors Through Education | Affordable Alpha

Dear Freedom 100 Emerging Markets ETF Shareholders,	November 1, 2020

Thank you for your investment in the Freedom 100 Emerging Markets ETF (“FRDM” or the “Fund”). The information presented in this letter relates to the operations of the Fund for its fiscal period beginning on its inception through September 30, 2020 (“FY 2020”).

FRDM seeks to track the Life + Liberty Freedom 100 Emerging Markets Index. The index for FRDM was developed in 2017 by Life + Liberty Investments, LLC, the Fund’s index provider and is based on a proprietary methodology developed by the index provider. The index is licensed to Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”).

FRDM is currently non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, FRDM is more exposed to individual stock volatility than a diversified fund.

While financial markets were volatile in FY 2020 due to the COVID pandemic, the Fund continued to track its index.

For FY 2020, FRDM was up 0.44% at its market price and up 0.25% at net asset value (NAV). For FY 2020, FRDM underperformed the Solactive GBS Emerging Markets Large & Mid Cap Index, which returned 10.08%. This underperformance was primarily due to the fact that the Fund’s index excluded China domiciled securities during FY 2020, which posted relatively strong gains during FY 2020 and contributed to broader emerging markets returns generally.

The best and worst securities listed below are based on their contribution to the Fund’s return over the past twelve months, taking into consideration the weighting of each security.

The best performing security in the Fund’s portfolio during the period was Taiwan Semiconductor-SP ADR, which was up 76.90%. The second best performing security was Samsung Electronics Co LTD, which was up 24.61% during the period. The third best performing security for the period was CD Projekt SA, which was up 80.48% during the period.

The worst performing security in the Fund’s portfolio during the period was Bank Pekao SA, which was down 48.55%. The second worst performing security was Enel Americas SA-ADR, which was down 25.06% for the period. The third worst performing security was Latam Airlines Group SA, which was down 85.24% for the period.

The biggest challenge for the Fund, which affected many market participants, was the financial markets’ realization that the pandemic could potentially have catastrophic effects on the global economy. In our opinion, heightened market volatility was particularly keen in emerging markets, which led to volatile performance for the Fund. Nevertheless, following global governments’ unprecedented stimulus, global equities, including emerging market equities, participated in a strong rebound from the March 2020 lows. The Fund followed suit and reached new highs by year-end as global markets moved higher.

FRDM distributed income to shareholders on a quarterly basis.

Please note, returns of the best/worst performers cited above reflect the returns of the stocks during the time period held by the Fund, which was not necessarily for the entire fiscal period.

We appreciate your continued investment in the Fund.

Sincerely,

Wesley R. Gray Ph.D.

Chief Executive Officer

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

INDICES

The Life + Liberty Freedom 100 Emerging Markets Index is a freedom-weighted emerging markets equity index. The Index is designed to track the performance of a portfolio of approximately 100 equity securities listed in emerging market countries. The index does not incur any management fees, transaction costs, or expenses. The index is unmanaged and one cannot invest directly in the index.

The Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR is part of the Solactive Global Benchmark Series. The index intends to track the performance of the large and mid cap segment covering approximately the largest 85% of the free-float market capitalization in the Emerging Markets. It is calculated as a Net Total Return index in USD and weighted by free-float market capitalization.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy, hold or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings. Shares are bought and sold at market price (not at net asset value, (“NAV”)), and are not individually redeemed from the Funds. Market price returns are based upon the midpoint of the bid/ask spread at the close of the exchange and does not represent the returns an investor would receive if shares were traded at other times. Brokerage commissions will reduce returns. NAVs are calculated using prices as of the close of regular trading on the exchange, normally 4:00 p.m. Eastern Time.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Any offering must be preceded or accompanied by a prospectus.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted.

Investments involve risk. Principal loss is possible. Freedom 100 Emerging Markets ETF is subject to the same risks as the underlying securities.

Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. Investments in mid cap and small cap companies involve limited liquidity and greater volatility than larger companies.

As with all index funds, the performance of each Fund and its Index may differ from each other for a variety of reasons, including fund operating expenses and portfolio transaction costs not incurred by an index and a fund may not be fully invested in securities of an index or may hold securities not included in an index.

Investments in foreign securities involve political, economic, and currency risks, greater volatility and differences in accounting methods. These risks are magnified in emerging markets.

The Fund’s freedom style investment strategy limits the types and number of investment opportunities available and, as a result, may underperform other emerging markets funds that do not have a freedom focus.

In addition, the Index Provider may be unsuccessful in creating an index composed only of companies in countries that benefit from significant personal and economic freedoms.

Investments utilizing quantitative methods may perform differently than the market as a result of characteristics and data used and changes in trends.

The Fund is not actively managed. Maintaining investments regardless of market conditions or the performance of individual investment could cause the Fund’s return to be lower than if the Fund employed, among other things, an active strategy. The performance of the Fund and its Index may differ due to tracking error.

Distributed by Quasar Distributors, LLC.

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

Freedom 100 Emerging Markets ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
	1 Year	Since Inception (May 23, 2019)
Freedom 100 Emerging Markets ETF	0.25%	1.73%
Solactive GBS Emerging Markets Large & Mid Cap Index	10.08%	8.89%
Life + Liberty Freedom 100 Emerging Markets Index	0.88%	2.34%

The Life + Liberty Freedom 100 Emerging Markets Index is a freedom-weighted emerging markets equity index. The Index is designed to track the performance of a portfolio of approximately 100 equity securities listed in emerging market countries. The index does not incur any management fees, transaction costs, or expenses. The index is unmanaged and one cannot invest directly in the index.

The Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR is part of the Solactive Global Benchmark Series. The index intends to track the performance of the large and mid cap segment covering approximately the largest 85% of the free-float market capitalization in the Emerging Markets. It is calculated as a Net Total Return index in USD and weighted by free-float market capitalization.

*This chart assumes an initial gross investment of $10,000 made on May 22, 2019. Returns shown include the reinvestment of all dividends and other distributions. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments

As of September 30, 2020 (Unaudited)

Freedom 100 Emerging Markets ETF

Sector[1]	% of Net Assets
Manufacturing	28.0%*
Financials	17.8%
Information Technology	16.7%
Consumer Discretionary	8.0%
Materials	7.3%
Utilities	5.2%
Energy	3.5%
Consumer Staples	3.3%
Industrials	3.2%
Health Care	3.0%
Telecommunication Services	1.4%
Finance and Insurance	1.3%
Professional, Scientific, and Technical Services	0.7%
Mining, Quarrying, and Oil and Gas Extraction	0.5%
Money Market Funds	0.1%
Administrative and Support and Waste Management and Remediation Services (a)	0.0%
Other Assets (a)	0.0%
Total	100.0%

(a) less than 0.05%

1. Sector designations above may be different than the sector designations presented in other Fund materials. The sector designations above are broad-based groupings that are not considered when complying with industry diversification and concentration requirements.

* For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications, and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund's total assets.

Freedom 100 Emerging Markets ETF
Schedule of Investments
September 30, 2020

Shares		Value
COMMON STOCKS - 99.9%
Chile - 13.8%
3,708,164	Banco de Chile	$283,167
6,459	Banco de Credito e Inversiones S.A.	204,038
1,050,184	Colbun S.A.	169,754
137,051	Empresas CMPC S.A.	288,045
48,953	Empresas COPEC S.A.	367,148
125,233	Enel Americas S.A. ADR	809,005
109,318	Falabella S.A.	320,268
20,902,744	Itau CorpBanca	55,514
32,070	Latam Airlines Group S.A. (a)	52,349
6,592	Sociedad Quimica y Minera de Chile S.A. ADR	213,713
		2,763,001
India - 3.5%
1,305	Axis Bank Ltd. (a)	38,367
290	Dr. Reddy's Laboratories Ltd. ADR	20,172
3,505	HDFC Bank Ltd. ADR (a)	175,110
8,050	ICICI Bank Ltd. ADR (a)	79,131
8,840	Infosys Ltd. ADR	122,080
4,025	Reliance Industries Ltd. (b)	244,720
772	Tata Motors Ltd. ADR (a)	7,017
1,079	Vedanta Ltd. ADR	7,974
3,114	Wipro Ltd. ADR	14,636
		709,207
Indonesia - 4.3%
374,938	Adaro Energy Tbk PT	28,599
284,519	Bank Central Asia Tbk PT	518,176
81,307	Bank Permata Tbk PT (a)	6,338
698,473	Barito Pacific Tbk PT (a)	37,083
41,147	Chandra Asri Petrochemical Tbk PT	19,910
182,825	Charoen Pokphand Indonesia Tbk PT	69,727
11,384	Gudang Garam Tbk PT (a)	30,640
66,528	Indah Kiat Pulp & Paper Corp Tbk PT	40,127
531,067	Kalbe Farma Tbk PT	55,319
687,652	Sarana Menara Nusantara Tbk PT	47,831
		853,750
Jersey - 0.0% (c)
104	WNS Holdings Ltd. ADR (a)	6,652

Mexico - 2.7%
182,508	America Movil S.A.B. de C.V.	131,965
7,966	Arca Continental S.A.B. de C.V.	39,242
5,676	Becle S.A.B. de C.V.	13,188
1,004	Fomento Economico Mexicano S.A.B. de C.V. ADR	66,136
17,827	Grupo Bimbo S.A.B. de C.V.	37,905
4,582	Grupo Carso S.A.B. de C.V.	10,668
637	Grupo Elektra S.A.B. de C.V.	39,487
22,688	Grupo Financiero Banorte S.A.B. de C.V. (a)	89,575
22,201	Grupo Financiero Inbursa S.A.B. de C.V. (a)	19,609
29,557	Grupo Mexico S.A.B. de C.V.	85,977
		533,752
Philippines - 5.0%
6,664	Ayala Corp.	94,709
201,732	Ayala Land, Inc.	123,586
44,118	Bank of the Philippine Islands	58,242
44,678	BDO Unibank, Inc.	79,486
36,650	International Container Terminal Services, Inc.	82,931
93,530	JG Summit Holdings, Inc.	116,141
6,000	Manila Electric Co.	33,540
54,786	Metropolitan Bank & Trust Co.	43,169
12,071	SM Investments Corp.	219,110
236,000	SM Prime Holdings, Inc.	143,119
		994,033
Poland - 14.9%
14,263	Alior Bank S.A. (a)	49,519
11,540	Asseco Poland S.A.	207,490
32,135	Bank Polska Kasa Opieki S.A. (a)	418,335
4,985	CCC S.A. (a)	60,871
10,039	CD Projekt S.A. (a)	1,086,645
41,735	Cyfrowy Polsat S.A.	291,737
6,808	Dino Polska S.A. (a)	401,216
11,722	Eurocash S.A. (a)	43,669
2,593	KRUK S.A. (a)	88,012
200	LPP S.A. (a)	339,939
		2,987,433

The accompanying notes are an integral part of these financial statements.

Freedom 100 Emerging Markets ETF
Schedule of Investments
September 30, 2020

Shares		Value
Republic of Korea - 23.0%
1,654	Celltrion, Inc. (a)	$364,177
1,029	Hyundai Mobis Co., Ltd.	202,369
2,345	Hyundai Motor Co.	357,916
705	LG Chem Ltd.	394,245
2,116	NAVER Corp.	536,463
1,140	POSCO	191,056
256	Samsung Biologics Co., Ltd. (a)	151,039
1,345	Samsung C&T Corp.	120,757
34,322	Samsung Electronics Co., Ltd.	1,708,029
8,244	SK Hynix, Inc.	592,130
		4,618,181
South Africa - 4.8%
13,169	Absa Group Ltd.	70,224
1,073	Capitec Bank Holdings Ltd.	66,454
6,626	Discovery Ltd.	50,603
59,607	FirstRand Ltd.	146,722
14,116	Impala Platinum Holdings Ltd.	122,594
32,186	MTN Group Ltd.	107,876
9,122	Nedbank Group Ltd.	54,879
36,914	Sanlam Ltd.	114,577
11,321	Sasol Ltd. (a)	87,574
23,220	Standard Bank Group Ltd.	149,773
		971,276
Taiwan - 26.2%
186,667	Cathay Financial Holding Co., Ltd.	248,786
70,000	Formosa Chemicals & Fibre Corp.	163,628
25,003	Formosa Petrochemical Corp.	69,065
89,990	Formosa Plastics Corp.	244,224
148,421	Fubon Financial Holding Co., Ltd.	214,724
250,022	Hon Hai Precision Industry Co., Ltd.	668,176
2,149	Largan Precision Co., Ltd.	249,314
30,426	MediaTek, Inc.	637,683
101,765	Nan Ya Plastics Corp.	209,068
31,494	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,553,219
		5,257,887
Thailand - 1.7%
7,600	Advanced Info Service PCL	41,013
13,332	Bangkok Bank PCL	40,391
65,600	Bangkok Dusit Medical Services PCL	40,162
17,732	Central Pattana PCL	23,783
25,200	Charoen Pokphand Foods PCL	22,268
22,663	Gulf Energy Development PCL	21,814
18,000	Kasikornbank PCL	43,740
16,532	PTT Global Chemical PCL	20,478
5,464	The Siam Cement PCL	55,524
18,532	The Siam Commercial Bank PCL	38,014
		347,187
	TOTAL COMMON STOCKS (Cost $20,603,078)	20,042,359

RIGHTS - 0.0%
Thailand - 0.0%
770	SIAM CEMENT PCL-NVDR Rights (a)(d)	-
	TOTAL RIGHTS (Cost $0)	-

MONEY MARKET FUNDS - 0.1%
10,439	First American Government Obligations Fund - Class X, 0.07% (e)	10,439
	TOTAL MONEY MARKET FUNDS (Cost $10,439)	10,439

	TOTAL INVESTMENTS (Cost $20,613,517) - 100.0%	20,052,798
	Other Assets in Excess of Liabilities - 0.0% (c)	5,061
	TOTAL NET ASSETS - 100.0%	$20,057,859

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a) Non-Income producing security.

(b) 144A Restricted Security

(c) Rounds to zero.

(d) Value determined using significant unobservable inputs.

(e) Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2020

Freedom 100 Emerging Markets ETF
Assets:
Investments, at value	$20,052,798
Dividends and interest receivable	13,181
Total assets	20,065,979
Liabilities:
Accrued investment advisory fees	8,120
Total liabilities	8,120
Net Assets	$20,057,859

Net Assets Consist of:
Capital stock	$20,659,927
Total Distributable Earnings	(602,068)
Net Assets:	$20,057,859

Calculation of Net Asset Value Per Share:
Net Assets	$20,057,859
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	800,000
Net Asset Value per Share	$25.07

Cost of Investments	$20,613,517

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2020

Freedom 100 Emerging Markets ETF
Investment Income:
Dividend income (net of foreign withholding tax of $72,143)	$292,030
Interest income	483
Total investment income	292,513

Expenses:
Investment advisory fees	75,812
Total expenses	75,812

Net investment income	216,701

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(75,394)
In-kind redemptions	574,102
Foreign currency	(18,099)
480,609
Net change in unrealized depreciation on:
Investments	(591,196)
Foreign currency	(10,266)
(601,462)
Net realized and unrealized loss on investments:	(120,853)
Net increase in net assets resulting from operations	$95,848

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Freedom 100 Emerging Markets ETF
	Year Ended September 30, 2020	Period of May 23, 2019(1) to September 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$216,701	$125,770
Net realized gain (loss) on investments	480,609	(15,841)
Net change in unrealized appreciation (depreciation) on investments	(601,462)	40,744
Net increase in net assets resulting from operations	95,848	150,673

Distributions to Shareholders:
Net investment income	(214,768)	(94,575)
Total distributions	(214,768)	(94,575)

Capital Share Transactions:
Proceeds from shares sold	10,305,750	12,593,305
Payments for shares redeemed	(2,806,470)	-
Transaction Fees (See Note 1)	14,257	13,839
Net increase in net assets from net change in capital share transactions	7,513,537	12,607,144
Total increase (decrease) in net assets	7,394,617	12,663,242
Net Assets:
Beginning of Period	12,663,242	-
End of Period	$20,057,859	$12,663,242

Changes in Shares Outstanding
Shares outstanding, beginning of period	500,000	-
Shares sold	400,000	500,000
Shares reinvested	-	-
Shares repurchased	(100,000)	-
Shares outstanding, end of period	800,000	500,000

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

FINANCIAL HIGHLIGHTS

September 30, 2020

			Net Realized and	Net Increase/ (Decrease) in Net Asset				Net Asset		Net	Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)	Unrealized Gains/(Losses) on Investments	Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Transaction Fees (See Note 1)	Value, End of Period	Total Return (2)	Assets, End of Period (000's)	Net Expenses (3) (4)	Gross Expenses (3)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
Freedom 100 Emerging Markets ETF
Year Ended September 30, 2020	$25.33	0.34	(0.31)	0.03	(0.31)	(0.31)	0.02	$25.07	0.25%	$20,058	0.49%	0.49%	1.40%	19.0%
May 23, 2019 (6) to September 30, 2019	$25.00	0.31	0.19	0.50	(0.20)	(0.20)	0.03	$25.33	2.11%	$12,663	0.49%	0.49%	3.42%	0.3%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Commencement of operations.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2020

NOTE 1 – ORGANIZATION

Freedom 100 Emerging Markets ETF (the “Fund”) is a series of the Alpha Architect ETF Trust (the “Trust”), which is organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The investment objective of the Fund is to track the total return performance, before fees and expenses, of its index, called the Life + Liberty Freedom 100 Emerging Markets Index.

Freedom 100 Emerging Markets ETF commenced operations on May 23, 2019.

The Life + Liberty Freedom 100 Emerging Markets Index was developed in 2017 by Life + Liberty Investments, LLC, Freedom 100 Emerging Markets ETF’s index provider. The Life + Liberty Freedom 100 Emerging Markets Index consists of approximately 100 equity securities listed in emerging market countries that are determined based on quantified data covering 79 personal and economic freedom factors which are categorized into three main types of freedoms: the rights to life, liberty, and property. A quantitative model is used to weigh the countries based on human and economic freedom metrics, and securities within countries are then selected based upon market capitalization and liquidity metrics.

Shares of the Freedom 100 Emerging Markets ETF are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a Transaction Fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2020

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2020, the Fund held rights that were fair valued at zero. These rights are included as level 3 securities in the Topic 820 and Level 3 Rollforward tables below.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2- Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2020

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of September 30, 2020:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Freedom 100 Emerging Markets ETF
Assets*
Common Stocks	$20,042,359	$-	$-	$20,042,359
Rights	-	-	-	-
Money Market Funds	10,439	-	-	10,439
Total Investments in Securities	$20,052,798	$-	$-	$20,052,798

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal year ended September 30, 2020, the Fund did not recognize any transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period. Below is a reconciliation that details the activity of securities classified as Level 3 during the year ended September 30, 2020:

Freedom 100 Emerging Markets ETF
Rights
Value, Beginning of Year	$-
Purchases	-
Proceeds from Sales	-
Net Realized Gains (Losses)	-
Return of Capital	-
Change in Unrealized Appreciation (Depreciation)	-
Transfers In/(Out) of Level 3	-
Value, End of Year	-

B.	Risks. Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2020

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to changes in foreign exchange rates is included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency.” The remainder of gains (losses) attributable to securities is included on the “Statement of Operations” under “Net realized gain (loss) – Investments,” “Net realized gain (loss) – In-kind redemptions,” and “Change in Net Unrealized Appreciation (Depreciation) – Investments”.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2020

D.	Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal year ended September 30, 2020, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year ended September 30, 2020, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal year ended September 30, 2020, the Fund did not incur any interest or penalties.

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations. The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

F.	Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

G.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

H.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which NYSE is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2020

I.	Guarantees and Indemnifications. In the normal course of business, the Fund enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

J.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal year ended September 30, 2020, the following table shows the reclassifications made for Freedom 100 Emerging Markets ETF.

	Undistributed Net Investment Gain (Loss)	Accumulated Net Realized Gain (Loss)	Paid in Capital
Freedom 100 Emerging Markets ETF	$21,383	$(560,629)	$539,246

NOTE 3 -COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

At an in-person Board meeting held on October 14, 2019, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), approved the Advisory Agreement. The table below represents the annual rate based on average daily net assets that the Fund pays the Adviser monthly:

Freedom 100 Emerging Markets ETF	0.49%

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2020

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the fiscal year ended September 30, 2020, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Freedom 100 Emerging Markets ETF	$8,977,915	$2,965,904

For the fiscal year ended September 30, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Freedom 100 Emerging Markets ETF	$4,325,589	$2,811,559

For the fiscal year ended September 30, 2020, the short term or long term gains on in-kind transactions were as follows:

	Short Term	Long Term
Freedom 100 Emerging Markets ETF	$539,246	$0

There were no purchases or sales of U.S. Government securities during the year.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2020 were as follows:

Freedom 100 Emerging Markets ETF
Tax cost of investments	$20,643,074
Gross tax unrealized appreciation	3,046,299
Gross tax unrealized depreciation	(3,636,575)
Net tax unrealized appreciation (depreciation)	$(590,276)
Undistributed ordinary income	64,352
Undistributed long-term gain	-
Total distributable earnings	64,352
Other accumulated gain (loss)	(76,144)
Total accumulated gain (loss)	$(602,068)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the year ended September 30, 2020, the Freedom 100 Emerging Markets ETF did not defer any qualified late year losses.

At September 30, 2020, the Freedom 100 Emerging Markets ETF had the following capital loss carryforwards:

	Unlimited Short-Term	Unlimited Long-Term
Freedom 100 Emerging Markets ETF	$(76,144)	$-

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal year ended September 30, 2020 were as follows:

	Fiscal Year Ended September 30, 2020	Fiscal Year Ended September 30, 2019
	Ordinary Income	Ordinary Income
Freedom 100 Emerging Markets ETF	$214,768	$94,575

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2020

NOTE 7 – OTHER INFORMATION

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees of the Trust has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

Freedom 100 Emerging Markets ETF (Ticker: FRDM) is not offered or sold by Life + Liberty Indexes or any of its affiliates, licensors or contractors (the “LL Parties”) nor do any of the LL Parties offer any express or implicit guarantee, warranty or assurance either with regard to the results of using the Freedom 100 Emerging Markets Index (the “Index”) or the Index Price at any time or in any other respect. The Index is calculated and published by the LL Parties.  Life + Liberty Indexes has entered an agreement with FRDM’s Adviser to sponsor the Fund.  The LL Parties use commercially reasonable efforts to ensure that the Index is calculated correctly. Neither publication of the Index by the LL Parties nor the licensing of the Index or Index trademark(s) for the purpose of use in connection with the Freedom 100 Emerging Markets ETF (Ticker: FRDM) constitutes a recommendation by any of the LL Parties to invest in the Freedom 100 Emerging Markets ETF (Ticker: FRDM). “Freedom 100” and “Life + Liberty Indexes” are trademarks of Life + Liberty Investments, LLC.

Mr. Tao Wang no longer serves as a portfolio manager of the Funds. Beginning June 26, 2020 Mr. Brandon Koepke, CFA, has served as a portfolio manager for each Fund. Mr. Koepke was previously the secondary trading and execution representative for the Funds since their inception. Mr. Koepke oversees all trading and execution for the Adviser, including algorithmic design and implementation. Mr. Koepke has a B.S. in Computer Science and a B.Comm specializing in Finance from the University of Calgary.

The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund's investments.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no transactions that occurred during the period subsequent to September 30, 2020, that materially impacted the amounts or disclosures in the Fund’s financial statements.

In addition, the Board of Trustees renewed the advisory contract for the Fund on October 26, 2020.

ALPHA ARCHITECT ETF TRUST

Empower Investors Through Education | Affordable Alpha

Certified Public Accountants

4601 DTC BOULEVARD • SUITE 700

DENVER, COLORADO 80237

TELEPHONE: (303) 753-1959

FAX: (303) 753-0338

www.spicerjeffries.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees of

Alpha Architect ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Alpha Architect Freedom 100 Emerging Markets, (the “Fund” a series of Alpha Architect ETF Trust the “Trust”) including the schedule of investments as of September 30, 2020, the related statements of operations, changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes and schedules (collectively referred to as the financial statements).

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, and the results of its operations, changes in net assets, and financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Statement of Operations	Statement of Changes in Net Assets and Financial Highlights
Year ended September 30, 2020	Year ended September 30, 2020 and period of May 23, 2019 to September 30, 2020

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Trust’s auditor, with respect to the Fund, since 2016.

Denver, Colorado

November 30, 2020

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686

www.AlphaArchitect.com

ALPHA ARCHITECT ETF TRUST

Expense Example (Unaudited)

September 30, 2020

As a shareholder of the Alpha Architect ETF Trust, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (April 1, 2020 to September 30, 2020).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period April 1, 2020 to September 30, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional cost were included, your costs would have been higher.

	Annualized	Beginning	Ending	Expenses Paid During
	Expense	Account Value	Account Value	Period April 1, 2020 to
	Ratio	April 1, 2020	September 30, 2020	September 30, 2020

Freedom 100 Emerging Markets ETF[1]
Actual	0.49%	$1,000.00	$1,313.60	$2.83
Hypothetical (5% annual return before expenses)	0.49%	1,000.00	1,022.55	2.48

1. The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366, to reflect the one-half year period.

ALPHA ARCHITECT ETF TRUST

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a "Fund", and collectively, the “Funds”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect Each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of that Fund.

The Trust’s Board of Trustees has designated the Chief Executive Officer of Empowered Funds LLC (the "Adviser) as the Program Administrator, responsible for administering the Program and its policies and procedures.

At a recent meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2020. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Funds to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

ALPHA ARCHITECT ETF TRUST

Federal Tax Information (Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended September 30, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Freedom 100 Emerging Markets ETF	72.72%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2020 was as follows:

Freedom 100 Emerging Markets ETF	1.30%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 0.00% (unaudited).

ALPHA ARCHITECT ETF TRUST

Foreign Tax Credit Pass Through

(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Fund designated the following amounts as foreign taxes paid for the period ended September 30, 2020. Foreign taxes paid for financial statement purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
Freedom 100 Emerging Markets ETF	$72,143	$0.0902	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund.

ALPHA ARCHITECT ETF TRUST

OFFICERS AND AFFILIATED TRUSTEE

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010) Assistant Professor of Finance, Drexel University (2010-2014)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015. COO since 2014.	CCO / COO, Alpha Architect (Since 2015)

ALPHA ARCHITECT ETF TRUST

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present)	9	None
Chukwuemeka (Emeka) O. Oguh Born: 1983 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present); Co-founder and CEO, Apptempo (2013 – 2015); Head of Product, Dataminr (2011 – 2013); Fund of Funds analyst, Merrill Lynch (2005 – 2009)	9	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 - present); Associate Editor of The Financial Review (2009 - present); Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 - present); Member of FINRA's Market Regulation Committee (2009 - present).	9	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

ALPHA ARCHITECT ETF TRUST

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACTS (Unaudited)

The Board (the members of which are referred to as “Trustees”) of the Alpha Architect ETF Trust (the “Trust”) met in person on February 8, 2019 to consider the approval of Advisory Agreement between the Trust, on behalf of the Freedom 100 Emerging Markets ETF (the “Fund”), and Empowered Funds, LLC (the “Adviser”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement. In connection with considering approval of the Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Advisory Agreement, the Board considered and reviewed information provided by the Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed a copy of the proposed Advisory Agreement. During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the Fund. In addition, the Board considered that, going forward, the Adviser would be responsible for providing investment advisory services to the Fund, monitoring compliance with the Fund's objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust's administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s resources. The Board also considered the Fund’s investment strategy would require trading in emerging markets.

Performance. The Board noted that, as the Fund had not yet commenced investment operations, it had no investment performance. The Board was advised that the Adviser had performed extensive research on the strategy of the Fund. The Board also noted the Adviser had been managing other ETFs within the Trust.

Comparative Fees and Expenses. In considering the proposed advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser. With respect to the advisory fee and expense ratio for the Fund, the Board also considered the fee and expense ratio versus the fees and expenses charged to other ETFs and mutual funds within the emerging markets universe.

The Board noted that there were few passively-managed and actively-managed ETFs and mutual funds using strategies directly comparable to that to be used for the Fund, and it was therefore difficult to compare the Fund’s management fee and estimated expenses with the fees and expenses of comparable passively-managed and actively-managed ETFs and mutual funds.

Costs and Profitability. The Board further considered information regarding the profits that may be realized by the Adviser in connection with providing services to the Fund. The Advisor’s potential level of profitability was discussed, as well as the current levels of compensation paid to the Adviser’s personnel versus the market. A discussion ensued regarding the Advisor’s potential profitability in light of its fixed and variable costs, as well the Advisor’s support agreement with the Fund’s sponsor. The Board, however, reviewed financial information provided by the Adviser with respect to the Fund, and the anticipated costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board also took into consideration that the Adviser would be responsible for paying all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

Other Benefits. The Board further considered the extent to which the Adviser might derive ancillary benefits from Fund operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so.

Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as it commences operations and its assets grow, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the advisory fee for the Fund did not include breakpoints but concluded that it was premature – as the Fund had not yet commenced operations, to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved the Advisory Agreement, including the compensation payable under the Agreement.

ALPHA ARCHITECT ETF TRUST

INFORMATION ABOUT PORTFOLIO HOLDINGS

(Unaudited)

The Fund file its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://freedometfs.com/ daily.

INFORMATION ABOUT PROXY VOTING

(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://freedometfs.com/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

ALPHA ARCHITECT ETF TRUST

PRIVACY POLICY

(Unaudited)

ALPHA ARCHITECT ETF TRUST (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to "adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.”

However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser

Empowered Funds, LLC

213 Foxcroft Road

Broomall, PA 19008

Distributor

Quasar Distributors, LLC

111 East Kilbourn Ave, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Spicer Jeffries LLP

4601 DTC Boulevard, Suite 700

Denver, CO 80237

Legal Counsel

Pellegrino, LLC

303 West Lancaster Avenue, Suite 302

Wayne, PA 19087

Freedom 100 Emerging Markets ETF

Symbol – FRDM

CUSIP – 02072L607

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Freedom 100 Emerging Markets ETF

	FYE 9/30/2020	FYE 9/30/2019
Audit Fees	$8,750	$8,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,250
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Spicer Jeffries LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Freedom 100 Emerging Markets ETF

	FYE 9/30/2020	FYE 9/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Freedom 100 Emerging Markets ETF

Non-Audit Related Fees	FYE 9/30/2020	FYE 9/30/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpha Architect ETF Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	11/30/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	11/30/2020

By (Signature and Title)	/s/ John R. Vogel
John R. Vogel, Principal Financial Officer and Treasurer

Date	11/30/2020